SCHEDULE OF INVENTORIES (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Inventory Disclosure [Abstract]
Raw foods	$ 19,036	$ 24,414	$ 23,036